Consolidated Statements of Changes in Shareholders' Equity (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2012	$ 3,551,106	$ 11,169	$ 125,820,318	$ (122,280,381)
Beginning Balance, Shares at Dec. 31, 2012		11,168,905
Common stock issued in Unit offering	6,210,537	6,774	6,203,763
Common stock issued in Unit offering, Shares		6,773,995
Warrants issued in Unit offering	(4,827,788)		(4,827,788)
Reclassification of warrant liability upon partial exercise of warrants issued in unit offering	201,311		201,311
Issuance of common stock to collaboration partner	1,500,000	1,034	1,498,966
Issuance of common stock to collaboration partner, Shares		1,034,483
Issuance of common stock pursuant to Lincoln Park equity line	528,051	383	527,668
Issuance of common stock pursuant to Lincoln Park equity line, Shares		383,370
Issuance of shares from exercise of stock options and warrants	235,975	211	235,764
Issuance of shares from exercise of stock options and warrants, Shares		210,582
Issuance of common stock to vendor	82,148	55	82,093
Issuance of common stock to vendor, Shares		55,104
Fair value of common stock warrants issued to vendors	4,775		4,775
Stock-based compensation expense	803,060		803,060
Net loss	(10,058,996)			(10,058,996)
Balance at Dec. 31, 2013	(1,769,821)	19,626	130,549,930	(132,339,377)
Balance, Shares at Dec. 31, 2013		19,626,439
Common stock issued in Unit offering	1,937,894	1,887	1,936,007
Common stock issued in Unit offering, Shares		1,886,530
Reclassification of warrant liability upon partial exercise of warrants issued in unit offering	1,055,490		1,055,490
Issuance of common stock to collaboration partner	100,002	43	99,959
Issuance of common stock to collaboration partner, Shares		43,067
Issuance of common stock from cashless exercise of warrants		143	(143)
Issuance of common stock from cashless exercise of warrants,shares		143,004
Shares issued in connection with acquisition of in-process research and development	3,750,000	1,849	3,748,151
Shares issued in connection with acquisition of in-process research and development,shares		1,849,113
Issuance of common stock pursuant to Lincoln Park equity line	470,475	231	470,244
Issuance of common stock pursuant to Lincoln Park equity line, Shares	230,743	230,743
Issuance of common stock to vendor	256,040	121	255,919
Issuance of common stock to vendor, Shares		121,000
Fair value of common stock warrants issued to vendors	4,775		4,775
Issuance of shares from exercise of stock options	28,078	37	28,041
Issuance of shares from exercise of stock options,shares		36,672
Stock-based compensation expense	720,150		720,150
Net loss	(6,706,972)			(6,706,972)
Balance at Dec. 31, 2014	$ (153,889)	$ 23,937	$ 138,868,523	$ (139,046,349)
Balance, Shares at Dec. 31, 2014		23,936,568